Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation on Straight-line Basis	Depreciation is calculated on a straight-line basis over the estimated useful life of the asset using the following terms:
Equipment	3 – 5 years
Furniture	7 years
Leasehold improvements	Lesser of lease term or asset life